ProFunds

7501 Wisconsin Avenue, Suite 1000E

Bethesda, Maryland 20814

July 22, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProFunds (the “Trust”)
(File Nos. 333-28339 and 811-08239)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the Large-Cap Growth ProFund dated November 29, 2020, as supplemented or amended, as filed under Rule 497 on July 20, 2020 (SEC Accession No. 0001193125-20-195254).

As Chief Legal Officer and Secretary of the Trust, I have reviewed the enclosed Amendment and represent that, to the best of my knowledge, the Amendment does not contain any disclosure which would render it ineligible to become effective under Rule 497.

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6400.

Sincerely,

/s/ Richard F. Morris

Richard F. Morris

Chief Legal Officer and Secretary